Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	June 30, 2025	December 31, 2024
Accounts receivable	$63,586	$49,264
Less: allowance for expected credit loss	(19)	(19)
	$63,567	$49,245

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit loss, based on the invoice date is as follows:

	June 30, 2025	December 31, 2024
Within 90 days	$63,567	$49,245
	$63,567	$49,245

The movement of allowances for expected credit loss is as follow:

	June 30, 2025	December 31, 2024
Balance at beginning of the year	$(19)	$(19)
Reversal of expected credit losses	-	-
Ending balance	$(19)	$(19)

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	December 31,
	2024	2023
Accounts receivable	$49,264	$9,393
Less: allowance for expected credit loss	(19)	(19)
	$49,245	$9,374

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit loss, based on the invoice date is as follows:

	December 31,
	2024	2023
Within 90 days	$49,245	$9,374
	$49,245	$9,374

The movement of allowances for expected credit loss is as follow:

	December 31,
	2024	2023
Balance at beginning of the year	$(19)	$(26)
Reversal of expected credit losses	-	7
Ending balance	$(19)	$(19)